Deferred Revenues	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Deferred Revenues

Note 16. Deferred Revenue

Deferred revenue was comprised of the following:

December 31,	2024	2023

Opening balance	$319	$295

Cash received in advance of revenue recognition	1,067	660

Revenue subsequently recognized	(996)	(636)

Currency translation effects	(4)	-

Closing balance	$386	$319

Current deferred revenue	$375	$297

Non-current deferred revenue	11	22

Deferred revenue	$386	$319